RECENT DEVELOPMENTS (Details) $ / shares in Units, $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2015 USD ($) $ / shares	Mar. 31, 2015 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2015 USD ($) item $ / shares	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)	Jan. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
RECENT DEVELOPMENTS [Line Items]
Net profit	$ 7,787		$ (15,746)	$ (65,277)	$ 23,075	$ (46,038)
Impact of change in estimated useful lives [Member]
RECENT DEVELOPMENTS [Line Items]
Depreciation expense	14,000
Net profit	6,800
Machinery and equipment [Member]
RECENT DEVELOPMENTS [Line Items]
Estimated useful lives				15 years
Machinery and equipment [Member] | Before periodic review [Member]
RECENT DEVELOPMENTS [Line Items]
Estimated useful lives				7 years
Facility systems and infrastructure [Member]
RECENT DEVELOPMENTS [Line Items]
Estimated useful lives				25 years
Facility systems and infrastructure [Member] | Before periodic review [Member]
RECENT DEVELOPMENTS [Line Items]
Estimated useful lives				14 years
Jazz [Member]
RECENT DEVELOPMENTS [Line Items]
Tax benefits related statute of limitation expired in March 2015		$ 11,000
Jazz's 2010 Notes [Member]
RECENT DEVELOPMENTS [Line Items]
Principal amount redeemed							$ 45,000
Outstanding principal amount	0			$ 0
Debentures Series F [Member]
RECENT DEVELOPMENTS [Line Items]
Outstanding principal amount	$ 34,000			34,000				$ 196,000
Amount of debentures converted into shares				$ 162,000
Number of installment payments | item				2
Fixed conversion ratio per share | $ / shares	$ 10			$ 10
Beneficial conversion feature				$ 110,000
Unamortized discount	$ 110,000			110,000
Accretion and amortization				$ 73,000